UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

100 FIRST STAMFORD PLACE, SUITE 403

STAMFORD, CONNECTICUT 06902

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

State Street Bank and Trust Company Christopher Short, Esq. One Congress Street Boston, Massachusetts 02114

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: September 30, 2024

Item 1: Shareholder Report

(a)	The Report to Shareholders is attached herewith.

Renaissance International IPO ETF

Annual Shareholder Report

September 30, 2024

Ticker: IPOS

Principal Listing Exchange: NYSE Arca, Inc.

Fund Overview

This annual shareholder report contains important information about Renaissance International IPO ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$79	0.80%

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2023 to September 30, 2024, the Fund’s total return based on net asset value was -2.32% compared with 25.96% for the MSCI ACWI ex-US Index. During the period, the international IPO market continued to struggle, particularly in Hong Kong, as economic turmoil and shifting regulations weighed on new issuers, and Europe, where political uncertainty dampened conditions in those markets.

What contributed to performance?

Key contributors to Fund performance included UK cybersecurity firm Darktrace and Norwegian oil & gas producer Var Energi.

What detracted from performance?

Key detractors to Fund performance included Chinese short video social media platform Kuaishou and German luxury car manufacturer Porsche.

Fund Performance

Growth of a $10,000 Investment

	Renaissance International IPO ETF (NAV Return)	MSCI All Country World Index ex-US	Renaissance International IPO Index
10/6/2014	$10,000	$10,000	$10,000
10/31/2014	$10,000	$10,142	$10,092
11/30/2014	$10,020	$10,217	$10,238
12/31/2014	$10,081	$9,852	$10,158
1/31/2015	$9,936	$9,839	$10,028
2/28/2015	$10,672	$10,366	$10,752
3/31/2015	$10,564	$10,206	$10,655
4/30/2015	$11,421	$10,728	$11,349
5/31/2015	$11,386	$10,570	$11,518
6/30/2015	$10,975	$10,280	$11,028
7/31/2015	$10,869	$10,253	$10,850
8/31/2015	$10,178	$9,472	$10,311
9/30/2015	$9,720	$9,036	$9,778
10/31/2015	$10,054	$9,710	$10,176
11/30/2015	$9,948	$9,510	$10,058
12/31/2015	$9,833	$9,334	$10,042
1/31/2016	$9,150	$8,700	$9,185
2/29/2016	$8,766	$8,604	$8,850
3/31/2016	$9,678	$9,310	$9,840
4/30/2016	$9,724	$9,563	$9,955
5/31/2016	$9,638	$9,411	$9,837
6/30/2016	$9,101	$9,272	$9,223
7/31/2016	$9,618	$9,733	$9,819
8/31/2016	$9,813	$9,796	$10,003
9/30/2016	$10,053	$9,921	$10,226
10/31/2016	$9,831	$9,779	$10,053
11/30/2016	$9,404	$9,555	$9,594
12/31/2016	$9,348	$9,802	$9,604
1/31/2017	$9,734	$10,150	$9,947
2/28/2017	$9,847	$10,314	$10,115
3/31/2017	$10,156	$10,585	$10,430
4/30/2017	$10,506	$10,818	$10,834
5/31/2017	$10,809	$11,180	$11,187
6/30/2017	$10,975	$11,219	$11,310
7/31/2017	$11,287	$11,636	$11,830
8/31/2017	$11,541	$11,699	$12,048
9/30/2017	$11,820	$11,921	$12,382
10/31/2017	$12,002	$12,146	$12,537
11/30/2017	$12,235	$12,247	$12,783
12/31/2017	$12,688	$12,524	$13,082
1/31/2018	$13,504	$13,223	$13,994
2/28/2018	$13,119	$12,602	$13,608
3/31/2018	$13,378	$12,389	$13,795
4/30/2018	$12,754	$12,597	$13,372
5/31/2018	$12,317	$12,319	$13,004
6/30/2018	$12,056	$12,093	$12,656
7/31/2018	$12,046	$12,386	$12,591
8/31/2018	$11,773	$12,129	$12,415
9/30/2018	$11,783	$12,189	$12,404
10/31/2018	$10,278	$11,199	$10,883
11/30/2018	$10,378	$11,307	$11,036
12/31/2018	$10,205	$10,799	$11,000
1/31/2019	$10,850	$11,617	$11,506
2/28/2019	$11,490	$11,846	$11,979
3/31/2019	$11,424	$11,926	$11,951
4/30/2019	$12,048	$12,250	$12,513
5/31/2019	$11,446	$11,606	$11,995
6/30/2019	$11,947	$12,310	$12,521
7/31/2019	$11,600	$12,165	$12,302
8/31/2019	$11,743	$11,792	$12,384
9/30/2019	$11,898	$12,101	$12,516
10/31/2019	$12,620	$12,525	$13,237
11/30/2019	$12,719	$12,638	$13,397
12/31/2019	$13,442	$13,189	$14,180
1/31/2020	$13,519	$12,836	$14,316
2/29/2020	$13,392	$11,823	$14,156
3/31/2020	$11,686	$10,121	$12,584
4/30/2020	$12,978	$10,894	$13,917
5/31/2020	$14,772	$11,256	$15,598
6/30/2020	$15,663	$11,770	$16,609
7/31/2020	$16,972	$12,300	$17,953
8/31/2020	$18,983	$12,829	$19,850
9/30/2020	$17,840	$12,519	$18,938
10/31/2020	$17,779	$12,252	$18,818
11/30/2020	$18,884	$13,901	$20,080
12/31/2020	$20,363	$14,657	$21,817
1/31/2021	$21,080	$14,691	$22,532
2/28/2021	$20,485	$14,984	$21,936
3/31/2021	$19,319	$15,184	$20,425
4/30/2021	$20,185	$15,640	$21,636
5/31/2021	$20,119	$16,140	$21,583
6/30/2021	$20,085	$16,041	$21,540
7/31/2021	$18,507	$15,781	$19,879
8/31/2021	$18,285	$16,084	$19,756
9/30/2021	$16,713	$15,579	$18,124
10/31/2021	$16,240	$15,955	$17,708
11/30/2021	$14,974	$15,238	$16,286
12/31/2021	$14,096	$15,872	$15,457
1/31/2022	$12,535	$15,289	$13,585
2/28/2022	$11,768	$14,989	$12,929
3/31/2022	$10,918	$15,026	$12,066
4/30/2022	$9,901	$14,092	$11,027
5/31/2022	$10,273	$14,207	$11,226
6/30/2022	$10,112	$12,991	$10,949
7/31/2022	$9,779	$13,441	$10,668
8/31/2022	$9,212	$13,012	$10,112
9/30/2022	$8,034	$11,718	$8,827
10/31/2022	$7,245	$12,070	$7,926
11/30/2022	$9,229	$13,497	$9,896
12/31/2022	$9,379	$13,401	$10,329
1/31/2023	$9,918	$14,491	$10,898
2/28/2023	$9,173	$13,984	$10,124
3/31/2023	$9,134	$14,340	$10,096
4/30/2023	$8,984	$14,600	$9,826
5/31/2023	$8,495	$14,083	$9,426
6/30/2023	$8,482	$14,723	$9,285
7/31/2023	$9,227	$15,326	$10,060
8/31/2023	$8,132	$14,637	$8,951
9/30/2023	$7,619	$14,181	$8,452
10/31/2023	$7,100	$13,598	$7,782
11/30/2023	$7,736	$14,825	$8,537
12/31/2023	$7,831	$15,574	$8,608
1/31/2024	$6,972	$15,421	$7,720
2/29/2024	$7,524	$15,814	$8,304
3/31/2024	$7,635	$16,299	$8,445
4/30/2024	$7,786	$16,043	$8,686
5/31/2024	$7,825	$16,524	$8,719
6/30/2024	$7,305	$16,514	$8,140
7/31/2024	$7,198	$16,902	$8,030
8/31/2024	$7,479	$17,387	$8,380
9/30/2024	$7,416	$17,863	$8,409

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/6/14
Renaissance International IPO ETF (NAV Return)	(2.32%)	(8.78%)	(2.83%)
MSCI All Country World Index ex-US	25.96%	8.10%	5.88%
Renaissance International IPO Index	(0.51%)	(7.65%)	(1.72%)

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Visit https://etfs.renaissancecapital.com/intl-ipo-etf#performance for more recent performance information.

Key Fund Statistics (as of 9/30/2024)

Fund Stats	Fund Stats
Total Net Assets	$4,677,463
# of Portfolio Holdings	41
Portfolio Turnover Rate	81%
Total Advisory Fees Paid	$41,774

What did the Fund invest in? (as of September 30, 2024)

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Dr. Ing hc F Porsche AG	8.7%
Amman Mineral Internasional PT	8.4%
J&T Global Express Ltd.	7.8%
Barito Renewables Energy Tbk. PT	7.3%
Galderma Group AG	6.8%
SenseTime Group, Inc., Class B	6.7%
GoTo Gojek Tokopedia Tbk. PT	5.4%
Socionext, Inc.	4.5%
CVC Capital Partners PLC	4.2%
Definity Financial Corp.	4.1%

Industry Weightings (as a % of Net Assets)

Industry	Value
Automobiles	14.4%
Metals & Mining	9.0%
Air Freight & Logistics	7.8%
Semiconductors & Semiconductor Equipment	7.8%
Independent Power Producers & Energy Traders	7.7%
Pharmaceuticals	7.1%
Software	6.7%
Capital Markets	6.7%
Broadline Retail	5.3%
Insurance	5.1%
Others	21.6%
Short-Term Investments	0.8%
Liabilities less Other Assets	-%

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, is available on the Fund's website at http://etfs.renaissancecapital.com/document-center?tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings or by scanning the QR code.

Renaissance International IPO ETF

Annual Shareholder Report

September 30, 2024

Ticker: IPOS

Renaissance IPO ETF

Annual Shareholder Report

September 30, 2024

Ticker: IPO

Principal Listing Exchange: NYSE Arca, Inc.

Fund Overview

This annual shareholder report contains important information about Renaissance IPO ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://etfs.renaissancecapital.com/us-ipo-etf#performance . You can also request this information by contacting us at 1-866-486-6645.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$70	0.60%

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2023 to September 30, 2024, the Fund’s total return based on net asset value was 34.12% compared with 36.35% for the S&P 500® Index. During the period, the US IPO market rebounded slowly, bolstered early on by expectations of rate cuts, though stubbornly high inflation and continued valuation sensitivity delayed a full recovery, particularly in the tech sector.

What contributed to performance?

Key contributors to Fund performance included cryptocurrency exchange Coinbase and app monetization firm AppLovin.

What detracted from performance?

Key detractors to Fund performance included electric vehicle manufacturer Rivian Automotive and senior-focused value-based care platform Agilon Health.

Fund Performance

Growth of a $10,000 Investment

	Renaissance IPO ETF (NAV Return)	S&P 500®	Renaissance IPO Index
9/30/2014	$10,000	$10,000	$10,000
10/31/2014	$10,013	$10,244	$10,062
11/30/2014	$10,366	$10,520	$10,415
12/31/2014	$10,135	$10,493	$10,177
1/31/2015	$9,868	$10,178	$9,896
2/28/2015	$10,731	$10,763	$10,768
3/31/2015	$10,874	$10,593	$10,915
4/30/2015	$10,714	$10,695	$10,767
5/31/2015	$10,976	$10,832	$11,046
6/30/2015	$10,758	$10,622	$10,828
7/31/2015	$10,705	$10,845	$10,801
8/31/2015	$9,698	$10,191	$9,799
9/30/2015	$8,879	$9,939	$8,974
10/31/2015	$9,565	$10,777	$9,680
11/30/2015	$9,601	$10,809	$9,715
12/31/2015	$9,285	$10,638	$9,416
1/31/2016	$7,899	$10,111	$8,005
2/29/2016	$7,966	$10,097	$8,055
3/31/2016	$8,633	$10,782	$8,733
4/30/2016	$8,914	$10,824	$9,015
5/31/2016	$9,025	$11,018	$9,136
6/30/2016	$8,638	$11,047	$8,774
7/31/2016	$9,054	$11,454	$9,187
8/31/2016	$9,362	$11,470	$9,517
9/30/2016	$9,459	$11,472	$9,619
10/31/2016	$9,088	$11,263	$9,241
11/30/2016	$9,294	$11,680	$9,454
12/31/2016	$9,267	$11,911	$9,445
1/31/2017	$9,625	$12,137	$9,821
2/28/2017	$10,090	$12,619	$10,305
3/31/2017	$10,351	$12,633	$10,575
4/30/2017	$10,678	$12,763	$10,886
5/31/2017	$11,318	$12,943	$11,490
6/30/2017	$11,257	$13,023	$11,447
7/31/2017	$11,586	$13,291	$11,791
8/31/2017	$11,752	$13,332	$11,953
9/30/2017	$11,975	$13,607	$12,157
10/31/2017	$12,613	$13,925	$12,819
11/30/2017	$12,514	$14,352	$12,702
12/31/2017	$12,672	$14,511	$12,896
1/31/2018	$12,757	$15,342	$12,991
2/28/2018	$12,744	$14,777	$12,995
3/31/2018	$12,919	$14,401	$13,175
4/30/2018	$12,856	$14,456	$13,122
5/31/2018	$13,135	$14,804	$13,412
6/30/2018	$13,421	$14,896	$13,668
7/31/2018	$13,349	$15,450	$13,648
8/31/2018	$13,859	$15,953	$14,175
9/30/2018	$13,650	$16,044	$13,964
10/31/2018	$11,885	$14,947	$12,159
11/30/2018	$11,894	$15,252	$12,181
12/31/2018	$10,472	$13,875	$10,713
1/31/2019	$12,350	$14,987	$12,642
2/28/2019	$13,686	$15,468	$13,910
3/31/2019	$13,809	$15,769	$14,083
4/30/2019	$14,185	$16,407	$14,477
5/31/2019	$13,438	$15,364	$13,730
6/30/2019	$14,283	$16,447	$14,660
7/31/2019	$14,655	$16,684	$15,023
8/31/2019	$13,867	$16,419	$14,235
9/30/2019	$12,758	$16,727	$13,097
10/31/2019	$13,423	$17,089	$13,753
11/30/2019	$14,206	$17,709	$14,538
12/31/2019	$14,127	$18,244	$14,437
1/31/2020	$14,830	$18,236	$15,168
2/29/2020	$14,322	$16,735	$14,677
3/31/2020	$12,015	$14,668	$12,290
4/30/2020	$14,076	$16,549	$14,444
5/31/2020	$16,659	$17,337	$17,121
6/30/2020	$18,423	$17,682	$18,872
7/31/2020	$20,165	$18,679	$20,693
8/31/2020	$21,980	$20,021	$22,517
9/30/2020	$23,735	$19,260	$24,360
10/31/2020	$23,089	$18,748	$23,740
11/30/2020	$29,288	$20,801	$30,231
12/31/2020	$29,302	$21,600	$30,292
1/31/2021	$30,925	$21,382	$31,983
2/28/2021	$30,389	$21,972	$31,459
3/31/2021	$28,274	$22,934	$29,251
4/30/2021	$28,319	$24,158	$29,337
5/31/2021	$27,960	$24,327	$28,970
6/30/2021	$30,120	$24,895	$31,225
7/31/2021	$28,524	$25,486	$29,564
8/31/2021	$30,398	$26,261	$31,552
9/30/2021	$29,255	$25,040	$30,365
10/31/2021	$31,198	$26,794	$32,368
11/30/2021	$28,679	$26,608	$29,765
12/31/2021	$26,318	$27,801	$27,312
1/31/2022	$21,138	$26,362	$21,933
2/28/2022	$20,870	$25,573	$21,655
3/31/2022	$20,042	$26,522	$20,784
4/30/2022	$16,190	$24,209	$16,802
5/31/2022	$14,130	$24,254	$14,721
6/30/2022	$13,698	$22,252	$14,276
7/31/2022	$14,830	$24,304	$15,481
8/31/2022	$14,585	$23,312	$15,232
9/30/2022	$12,907	$21,165	$13,479
10/31/2022	$12,729	$22,879	$13,288
11/30/2022	$12,566	$24,158	$13,143
12/31/2022	$11,242	$22,766	$11,757
1/31/2023	$13,030	$24,196	$13,616
2/28/2023	$12,838	$23,606	$13,428
3/31/2023	$13,311	$24,473	$13,926
4/30/2023	$12,620	$24,855	$13,222
5/31/2023	$13,607	$24,963	$14,225
6/30/2023	$14,871	$26,612	$15,532
7/31/2023	$16,659	$27,467	$17,430
8/31/2023	$14,862	$27,030	$15,503
9/30/2023	$14,539	$25,741	$15,080
10/31/2023	$13,534	$25,200	$14,041
11/30/2023	$15,349	$27,501	$15,933
12/31/2023	$17,150	$28,750	$17,825
1/31/2024	$15,481	$29,233	$16,078
2/29/2024	$17,846	$30,794	$18,579
3/31/2024	$18,883	$31,785	$19,645
4/30/2024	$16,904	$30,487	$17,615
5/31/2024	$17,841	$31,999	$18,590
6/30/2024	$18,336	$33,147	$19,146
7/31/2024	$18,299	$33,550	$19,112
8/31/2024	$19,000	$34,364	$19,828
9/30/2024	$19,509	$35,098	$20,354

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Renaissance IPO ETF (NAV Return)	34.12%	8.84%	6.90%
S&P 500®	36.35%	15.98%	13.38%
Renaissance IPO Index	34.98%	9.22%	7.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Visit https://etfs.renaissancecapital.com/us-ipo-etf#performance for more recent performance information.

Key Fund Statistics (as of 9/30/2024)

Fund Stats	Fund Stats
Total Net Assets	$152,150,700
# of Portfolio Holdings	33
Portfolio Turnover Rate	123%
Total Advisory Fees Paid	$1,044,336

What did the Fund invest in? (as of September 30, 2024)

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Kenvue, Inc.	10.0%
ARM Holdings PLC, Class ADR	9.9%
NU Holdings Ltd., Class A	9.4%
Kaspi.KZ JSC, Class ADR	6.7%
Cava Group, Inc.	6.6%
Rivian Automotive, Inc., Class A	6.6%
Corebridge Financial, Inc.	5.3%
Maplebear, Inc.	5.0%
Gitlab, Inc., Class A	4.3%
NEXTracker, Inc., Class A	3.8%

Industry Weightings (as a % of Net Assets)

Industry	Value
Software	14.2%
Semiconductors & Semiconductor Equipment	13.5%
Personal Care Products	10.0%
Banks	9.4%
Hotels, Restaurants & Leisure	9.2%
Automobiles	6.9%
Consumer Finance	6.7%
Financial Services	5.3%
Consumer Staples Distribution & Retail	5.0%
Others	19.7%
Short-Term Investments	15.4%
Liabilities less Other Assets	(15.3%)

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, is available on the Fund's website at http://etfs.renaissancecapital.com/document-center?tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings or by scanning the QR code.

Renaissance IPO ETF

Annual Shareholder Report

September 30, 2024

Ticker: IPO

(b)	Not applicable.

Item 2. Code of Ethics

(a)          As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)          For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)          Amendments: None.

(d)          Waivers: During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)          Not applicable.

(f)          The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that Deborah Fuhr is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

	Registrant	Adviser
FY 09/30/24	$28,250	N/A
FY 09/30/23	$27,450	N/A

(b)	Audit-Related Fees

	Registrant	Adviser
FYE 09/30/24	$0	N/A
FYE 09/30/23	$0	N/A

(c)	Tax Fees

	Registrant	Adviser
FYE 09/30/24	$5,200	N/A
FYE 09/30/23	$5,200	N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

	Registrant	Adviser
FYE 09/30/24	$0	N/A
FYE 09/30/23	$0	N/A

(e)	(1) Audit Committee’s Pre-Approval Policies

The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant. The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) Percentages of Services Approved by the Audit Committee

	Registrant	Adviser
Audit-Related Fees:	N/A	N/A
Tax Fees:	N/A	N/A
All Other Fees:	N/A	N/A

(f)	During the audit of Registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

	Registrant	Adviser
FYE 09/30/24	$5,200	N/A
FYE 09/30/23	$5,200	N/A

(h) Not applicable

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

The Registrant has an audit committee which was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Walter E. Auch, Jr. and Deborah Fuhr.

Item 6. Schedule of Investments

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

Renaissance IPO ETF

Renaissance International IPO ETF

2024 Annual Financial Statements and Additional Information

September 30, 2024

Renaissance Capital LLC

Contents

Report of Independent Registered Public Accounting Firm	1
Portfolios of Investments	2
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Other Information	19
Changes in and Disagreements with Accountants (N-CSR Item 8)	19
Proxy Disclosures (N-CSR Item 9)	19
Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)	19
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)	19

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at etfs.renaissancecapital.com/docs/renaissance-ipo-etfs-prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders and Board of Trustees
of Renaissance Capital Greenwich Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Renaissance IPO ETF and the Renaissance International IPO ETF, each a series of shares of Renaissance Capital Greenwich Funds (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 19, 2024

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 1

Renaissance IPO ETF
Portfolio Of Investments
September 30, 2024

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 1.2%
	Interactive Media & Services - 1.2%
27,344	Reddit, Inc. - Class A *	$1,802,517

	CONSUMER DISCRETIONARY - 19.0%
	Automobile Components - 0.9%
95,903	Mobileye Global, Inc. - Class A * (a)	1,313,871

	Automobiles - 6.9%
887,551	Rivian Automotive, Inc. - Class A * (a)	9,958,322
22,696	ZEEKR Intelligent Technology Holding Ltd. - ADR *	505,894
		10,464,216
	Hotels, Restaurants & Leisure - 9.2%
81,374	Cava Group, Inc. *	10,078,170
112,020	Viking Holdings Ltd. *	3,908,378
		13,986,548
	Textiles, Apparel & Luxury Goods - 2.0%
62,761	Amer Sports, Inc. * (a)	1,001,038
42,359	Birkenstock Holding PLC *	2,087,875
		3,088,913
		28,853,548
	CONSUMER STAPLES - 15.0%
	Consumer Staples Distribution & Retail - 5.0%
185,593	Maplebear, Inc. *	7,561,059

	Personal Care Products - 10.0%
662,262	Kenvue, Inc.	15,318,120
		22,879,179
	FINANCIALS - 24.8%
	Banks - 9.4%
1,050,903	NU Holdings Ltd. - Class A *	14,344,826

	Capital Markets - 3.4%
90,618	TPG, Inc.	5,215,972

	Consumer Finance - 6.7%
96,058	Kaspi.KZ JSC - ADR	10,181,187

	Financial Services - 5.3%
275,717	Corebridge Financial, Inc.	8,039,908
		37,781,893
	HEALTH CARE - 2.1%
	Health Care Equipment & Supplies - 0.6%
43,560	Bausch & Lomb Corp. *	840,272

	Health Care Providers & Services - 1.1%
42,272	PACS Group, Inc. *	1,689,612

	Life Sciences Tools & Services - 0.4%
11,188	Tempus AI, Inc. * (a)	633,241
		3,163,125
	INDUSTRIALS - 6.7%
	Aerospace & Defense - 0.5%
11,392	Loar Holdings, Inc. * (a)	849,729

	Electrical Equipment - 4.8%
65,169	Fluence Energy, Inc. * (a)	1,479,988
154,389	NEXTracker, Inc. - Class A *	5,786,500
		7,266,488
	Professional Services - 1.4%
42,014	UL Solutions, Inc. - Class A	2,071,290
		10,187,507

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2

Renaissance IPO ETF
Portfolio Of Investments
September 30, 2024 (Continued)

Shares		Value (US$)
	INFORMATION TECHNOLOGY - 27.7%
	Semiconductors & Semiconductor Equipment - 13.5%
105,112	ARM Holdings PLC - ADR * (a)	$15,032,067
23,760	Astera Labs, Inc. *	1,244,786
106,047	GLOBALFOUNDRIES, Inc. * (a)	4,268,392
		20,545,245
	Software - 14.2%
70,574	Braze, Inc. - Class A *	2,282,363
127,788	Gitlab, Inc. - Class A *	6,586,194
152,143	HashiCorp, Inc. - Class A *	5,151,562
69,769	Informatica, Inc. - Class A *	1,763,760
78,401	Klaviyo, Inc. - Class A * (a)	2,773,828
30,451	Onestream, Inc. *	1,032,289
60,061	Rubrik, Inc. - Class A *	1,930,961
		21,520,957
		42,066,202
	REAL ESTATE - 3.4%
	Industrial REITs - 3.4%
66,456	Lineage, Inc.	5,208,821

	TOTAL COMMON STOCKS (Cost - $150,413,103)	151,942,792

	SHORT-TERM INVESTMENTS - 15.4%
23,462,342	State Street Navigator Securities Lending Government Money Market Portfolio (b)	23,462,342

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,462,342)	23,462,342

	TOTAL INVESTMENTS - 115.3% (Cost - $173,875,445) (c)	$175,405,134
	LIABILITIES LESS OTHER ASSETS - (15.3)%	(23,254,434)

	NET ASSETS - 100.0%	$152,150,700

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of September 30, 2024, the market value of securities loaned was $30,190,081. The loaned securities were secured with cash collateral of $23,462,342 and non-cash collateral with a value of $8,058,158. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $173,922,093. At September 30, 2024, net appreciation for all securities was $1,483,041. This consists of aggregate gross unrealized appreciation of $14,862,218 and aggregate gross unrealized depreciation of $13,379,177.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 3

Renaissance International IPO ETF
Portfolio Of Investments
September 30, 2024

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	BRITAIN - 0.9%
14,897	Petershill Partners PLC	$41,725

	CANADA - 4.1%
4,739	Definity Financial Corp.	191,004

	CHINA - 23.8%
1,545	Asymchem Laboratories Tianjin Co. Ltd. - Class H (a)	12,630
6,400	China Tourism Group Duty Free Corp. Ltd. - Class H	61,993
403,400	J&T Global Express Ltd. *	364,281
6,446	JL Mag Rare-Earth Co. Ltd. - Class H	5,705
11,800	Onewo, Inc. - Class H	39,162
11,000	QuantumPharm, Inc. *	17,405
1,424,858	SenseTime Group, Inc. - Class B * (a)	315,256
2,100	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. * (a)	49,678
6,000	Tianqi Lithium Corp. - Class H (a)	21,302
5,000	WuXi XDC Cayman, Inc. *	15,018
39,937	Zhejiang Leapmotor Technology Co. Ltd. * (a)	172,101
30,000	ZJLD Group, Inc.	36,739
		1,111,270
	GERMANY - 12.2%
5,138	Dr. Ing hc F Porsche AG - (Preference Shares)	408,934
1,241	IONOS Group SE *	30,944
2,392	RENK Group AG	59,111
2,047	Schott Pharma AG & Co. KGaA	69,862
		568,851
	INDONESIA - 22.0%
642,400	Amman Mineral Internasional PT *	393,544
779,800	Barito Renewables Energy Tbk. PT	339,939
57,508,587	GoTo Gojek Tokopedia Tbk. PT *	250,698
242,100	Pertamina Geothermal Energy PT	18,150
470,600	Trimegah Bangun Persada Tbk. PT	27,975
		1,030,306
	ITALY - 2.1%
1,978	Industrie De Nora SpA (a)	20,686
6,328	Lottomatica Group SpA	79,245
		99,931
	JAPAN - 11.2%
7,000	Kokusai Electric Corp. (a)	154,879
5,100	Rakuten Bank Ltd. *	114,437
2,500	SBI Sumishin Net Bank Ltd.	46,669
10,600	Socionext, Inc. (a)	209,161
		525,146
	LUXEMBOURG - 4.2%
8,827	CVC Capital Partners PLC *	197,203

	NORWAY - 4.9%
63,532	AutoStore Holdings Ltd. *	65,019
52,554	Var Energi ASA	162,847
		227,866
	RUSSIA - 0.0%
11,913	Fix Price Group PLC - GDR * ±	119

	SPAIN - 1.9%
3,951	Puig Brands SA - Class B *	90,644

	SWEDEN - 2.0%
34,497	Volvo Car AB - Class B *	94,838

	SWITZERLAND - 6.8%
3,409	Galderma Group AG *	316,592

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 4

Renaissance International IPO ETF
Portfolio Of Investments
September 30, 2024 (Continued)

Shares		Value (US$)
	THAILAND - 1.0%
147,321	Thai Life Insurance PCL	$49,446

	TURKEY - 1.0%
17,077	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	38,925
6,863	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	7,867
		46,792
	UNITED STATES - 1.6%
37,716	GQG Partners, Inc. - CDI	73,271

	TOTAL COMMON STOCKS (Cost - $5,380,938)	4,665,004

	SHORT-TERM INVESTMENTS - 0.8%
34,518	State Street Navigator Securities Lending Government Money Market Portfolio (b)	34,518

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,518)	34,518

	TOTAL INVESTMENTS - 100.5% (Cost - $5,415,456) (c)	$4,699,522
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(22,059)

	NET ASSETS - 100.0%	$4,677,463

*	Non-income producing security.

±	Investments categorized as a significant unobservable input. At September 30, 2024, the aggregate value of these securities amounted to $119 or less than 0.01% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of September 30, 2024, the market value of securities loaned was $775,004. The loaned securities were secured with cash collateral of $34,518 and non cash collateral with a value of $805,404. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $5,502,165. At September 30, 2024, net depreciation for all securities was $802,643. This consists of aggregate gross unrealized appreciation of $248,981 and aggregate gross unrealized depreciation of $1,051,624.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 5

Renaissance IPO ETFs
Statements Of Assets and Liabilities
September 30, 2024

		Renaissance
	Renaissance	International
	IPO ETF	IPO ETF
Assets
Investment Securities
At Cost	$173,875,445	$5,415,456
At Value*	175,405,134	4,699,522
Cash	249,503	7,786
Foreign Cash, at Value (Cost $0 and $404, respectively)	—	402
Dividends Receivable	32,207	7,276
Total Assets	175,686,844	4,714,986

Liabilities
Payable Upon Receipt of Securities Loaned	23,462,342	34,518
Accrued Management Fees	73,802	3,005
Total Liabilities	23,536,144	37,523
Net Assets	$152,150,700	$4,677,463

Net Assets Consist of:
Paid-in-Capital	$404,447,192	$19,698,949
Distributable earnings (Accumulated Loss)	(252,296,492)	(15,021,486)
Total Net Assets	$152,150,700	$4,677,463

Net Asset Value Per Share	$42.86	$13.36
Shares Outstanding (Unlimited Amount Authorized)	3,550,000	350,001
* Includes Investments in Securities on Loan, at Value	$30,190,081	$775,004

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 6

Renaissance IPO ETFs
Statements of Operations
For the Year Ended September 30, 2024

		Renaissance
	Renaissance	International
	IPO ETF	IPO ETF
Investment Income
Dividends (Net of Foreign Tax Withheld of $0 and $7,636, respectively)	$1,219,909	$74,327
Securities Lending Income, Net of Rebates Received or Paid to Borrowers	49,491	12,995
Total Investment Income	1,269,400	87,322
Expenses
Management Fees	1,044,336	41,774
Total Expenses	1,044,336	41,774
Net Investment Income (Loss)	225,064	45,548
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investments	(24,869,079)	(1,926,261)
Net Realized Gain (Loss) on In-Kind Transactions	17,499,141	(37,581)
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(5,710)
Net Change in Unrealized Appreciation (Depreciation) on Investments	55,042,461	1,839,960
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	85
Net Realized and Unrealized Gain (Loss)	47,672,523	(129,507)
Net Increase (Decrease) in Net Assets Resulting from Operations	$47,897,587	$(83,959)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 7

Renaissance IPO ETF
Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
Operations
Net Investment Income (Loss)	$225,064	$283,774
Net Realized Gain (Loss)	(7,369,938)	(44,221,198)
Net Change in Unrealized Appreciation (Depreciation)	55,042,461	55,931,216
Net Increase (Decrease) in Net Assets Resulting from Operations	47,897,587	11,993,792
Distributions to Shareholders From
Retained Earnings	(65,453)	—
Fund Share Transactions
Proceeds from Shares Sold	19,151,291	129,970,681
Cost of Shares Redeemed	(100,252,082)	(112,668,320)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(81,100,791)	17,302,361
Total Increase (Decrease) in Net Assets	(33,268,657)	29,296,153
Net Assets
Beginning of Period	185,419,357	156,123,204
End of Period	$152,150,700	$185,419,357
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	500,000	4,150,000
Number of Shares Redeemed	(2,750,000)	(3,850,000)
Net Increase (Decrease) in Fund Shares	(2,250,000)	300,000

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 8

Renaissance International IPO ETF
Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
	2024	2023
Operations
Net Investment Income (Loss)	$45,548	$43,023
Net Realized Gain (Loss)	(1,969,552)	(2,691,752)
Net Change in Unrealized Appreciation (Depreciation)	1,840,045	2,575,678
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,959)	(73,051)
Distributions to Shareholders From
Retained Earnings	(37,066)	(20,881)
Fund Share Transactions
Cost of Shares Redeemed	(1,407,276)	(2,440,886)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(1,407,276)	(2,440,886)
Total Increase (Decrease) in Net Assets	(1,528,301)	(2,534,818)
Net Assets
Beginning of Period	6,205,764	8,740,582
End of Period	$4,677,463	$6,205,764
Increase (Decrease) in Fund Shares Issued
Number of Shares Redeemed	(100,000)	(150,000)
Net Increase (Decrease) in Fund Shares	(100,000)	(150,000)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 9

Renaissance IPO ETF
Financial Highlights
For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Assets Value, Beginning of Year	$31.97	$28.39	$64.33	$52.05	$28.24
Investment Operations
Net Investment Income (Loss)(1)	0.05	0.05	(0.13)	(0.19)	(0.08)
Net Realized and Unrealized Gain (Loss)	10.86	3.53	(35.81)	12.46	24.02
Total from Investment Operations	10.91	3.58	(35.94)	12.27	23.94
Other Capital(1)	0.00	0.00	0.00	0.01	0.00
Distribution to Shareholders From Net Investment Income	(0.02)	—	—	—	(0.13)
Net Asset Value, End of Year	$42.86	$31.97	$28.39	$64.33	$52.05

Total Return(2)	34.12%	12.62%	(55.87)%	23.59%	85.18%

Ratios and Supplemental Data
Net Assets, End of Year (000s)	$152,151	$185,419	$156,123	$498,533	$226,403
Ratio of Net Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	0.18%	(0.28)%	(0.30)%	(0.21)%
Portfolio Turnover Rate(3)	123%	60%	57%	156%	152%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each year reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Broker commission charges are not included in this calculation.

(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 10

Renaissance International IPO ETF
Financial Highlights
For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Assets Value, Beginning of Year	$13.79	$14.57	$30.08	$32.21	$21.57
Investment Operations
Net Investment Income (Loss)(1)	0.12	0.09	(0.01)	0.02	0.42
Net Realized and Unrealized Gain (Loss)	(0.44)	(0.82)	(15.50)	(1.95)	10.27
Total from Investment Operations	(0.32)	(0.73)	(15.51)	(1.93)	10.69
Distribution to Shareholders
From Net Investment Income	(0.11)	(0.05)	—	(0.13)	(0.05)
From Realized Gain on Investments	—	—	—	(0.07)	—
Net Asset Value, End of Year	$13.36	$13.79	$14.57	$30.08	$32.21

Total Return(2)	(2.32)%	(5.04)%	(51.57)%	(6.09)%	49.65%

Ratios and Supplemental Data
Net Assets, End of Year (000s)	$4,677	$6,206	$8,741	$24,066	$38,653
Ratio of Net Expenses to Average Net Assets	0.80%	0.80%	0.81%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87%	0.56%	(0.03)%	0.06%	1.46%
Portfolio Turnover Rate(3)	81%	68%	118%	137%	127%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each Year reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for Years of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 11

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware statutory trust, operating as a registered, each a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 12

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024 (Continued)

the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of September 30, 2024:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$151,942,792	$—	$—	$151,942,792
Short-Term Investments	23,462,342	—	—	23,462,342
Total Investments	$175,405,134	$—	$—	$175,405,134

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$4,664,885	$—	$119	$4,665,004
Short-Term Investments	34,518	—	—	34,518
Total Investments	$4,699,403	$—	$119	$4,699,522

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the year ended September 30, 2024, there were no transfers between levels.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the year.

Renaissance IPO ETF	Common Stocks	Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2023	$134	Balance as of September 30, 2023	$119
Change in Unrealized Appreciation (Depreciation)	(134)	Change in Unrealized Appreciation (Depreciation)	—
Balance as of September 30, 2024	$—	Balance as of September 30, 2024	$119

At the close of the reporting period, Level 3 investments in securities represented approximately less than 0.01% of the Fund’s net assets of Renaissance International IPO ETF, and were not considered a significant portion of the Fund’s portfolio.

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 13

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024 (Continued)

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2024 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

The components of accumulated earnings on a tax basis were as follows:

Renaissance IPO ETF	2024	Renaissance International IPO ETF	2024
Undistributed Ordinary Income	$25,955	Undistributed Ordinary Income	$22
Undistributed Long-Term Gains	—	Undistributed Long-Term Gains	—
Capital Loss Carry Forwards	(253,805,488)	Capital Loss Carry Forwards	(14,218,801)
Post October and Late Year	—	Post October and Late Year	—
Unrealized Appreciation	1,483,041	Unrealized Depreciation	(802,707)
Total Accumulated Earnings	$(252,296,492)	Total Accumulated Earnings	$(15,021,486)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss on investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and partnerships.

Capital loss carry forwards are available through the date specified below to offset future realized net capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed. As of September 30, 2024, the Renaissance IPO ETF and Renaissance International IPO ETF had non-expiring short term capital loss carry forwards of $156,518,417 and $9,303,738, respectively and long term capital loss carry forwards of $97,287,071 and $4,915,063, respectively.

The Renaissance IPO ETF and Renaissance International IPO ETF have elected to defer losses incurred from November 1, 2023 through September 30, 2024 in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year. As of September 30, 2024, Renaissance IPO ETF and Renaissance International IPO ETF did not have any late year ordinary loss deferrals.

The tax character of distributions paid during the year ended September 30, 2024 was ordinary income of $65,453 and $37,066 for the Renaissance IPO ETF and Renaissance International IPO ETF, respectively. The tax character of distributions paid during the year ended September 30, 2023 was ordinary income of $0 and $20,881 for the Renaissance IPO ETF and Renaissance International IPO ETF, respectively.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 14

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024 (Continued)

Permanent book and tax differences resulted in reclassifications for the fiscal year ended September 30, 2024 as follows:

	Increase (Decrease)	Distributable earnings
	to Paid-In Capital	(accumulated loss)
Renaissance IPO ETF	$15,938,974	$(15,938,974)
Renaissance International IPO ETF	(66,313)	66,313

For the year ended September 30, 2024, the Renaissance IPO ETF and the Renaissance International IPO ETF reclassified non-taxable security gain/loss realized on the in-kind redemption of Creation Units (Note 4) as an increase (decrease) to paid-in-capital in the Statement of Assets and Liabilities in the amounts of $17,499,141 and $(37,581) respectively.

3. FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administration Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administration Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administration Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administration Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administration Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses). The Funds also bear asset-based custodial fees not covered by the Supervision and Administration Agreement.

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 15

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024 (Continued)

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $300 per Creation Unit for the Renaissance IPO ETF and $750 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Variable transaction fees are received by the Trust and are used to defray trading costs. These amounts are included in Other Capital on the Statements of Changes in Net Assets. Fixed transaction fees are received by the Custodian.

For the year ended September 30, 2024, the Renaissance IPO ETF had in -kind contributions of $19,151,291 and in-kind redemptions of $100,252,082. For the year ended September 30, 2024, the Renaissance International IPO ETF had in-kind contributions of $0 and in-kind redemptions of $1,407,276.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transaction.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the year ended September 30, 2024, the Renaissance IPO ETF made purchases with a cost of $212,901,154 and sales with proceeds of $212,480,416 of investment securities (excluding short-term securities and in-kind transactions of $19,153,262 in purchases and $100,251,020 in sales) and the Renaissance International IPO ETF made purchases with a cost of $4,174,299 and sales with proceeds of $4,147,349 of investment securities (excluding short-term securities and in-kind transactions of $0 in purchases and $1,378,644 in sales).

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 16

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024 (Continued)

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio, and record a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income, net of rebates received or paid to borrowers.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of September 30, 2024, the value of the related collateral exceeded the value of the securities loaned.

		Gross Amounts not offset in the
		Statement of Financial Position
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the			Collateral
	of Recognized	Statement of	Statement of	Financial		Pledged	Net
Securities Lending	Liabilities	Financial Position	Financial Position	Instruments		(Received)	Amount
Renaissance IPO ETF	$23,462,342	$—	$23,462,342	$23,462,342	(a)	$—	$—
Renaissance International IPO ETF	$34,518	$—	$34,518	$34,518	(a)	$—	$—

(a) Collateral for securities on loan is included in the Schedule of Investments

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities for the year ended September 30, 2024:

	Remaining Contractual Maturity of the Agreements
Renaissance IPO ETF	As of September 30, 2024
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$23,462,342	$—	$—	$—	$23,462,342
Total Borrowings	$23,462,342	$—	$—	$—	$23,462,342
Gross amount of recognized liabilities for securities lending transactions					$23,462,342

	Remaining Contractual Maturity of the Agreements
Renaissance International IPO ETF	As of September 30, 2024
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$34,518	$—	$—	$—	$34,518
Total Borrowings	$34,518	$—	$—	$—	$34,518
Gross amount of recognized liabilities for securities lending transactions					$34,518

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 17

Renaissance IPO ETFs
Notes to Financial Statements
For the Year Ended September 30, 2024 (Continued)

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. The Funds are subject to the principal investment risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money. In addition, regional, national or global events such as regulatory changes, recessions, banking instability, shifts in monetary or trade policies could have a significant negative impact on securities markets and the Funds’ investments. Any of these events may lead to unexpected suspensions or closures of securities exchanges, business disruptions and closures, and reduced or disrupted operations for the Funds’ service providers or issuers in which the funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing.

B. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

C. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 18

Renaissance IPO ETFs
Other Information
For the Year Ended September 30, 2024 (Unaudited)

Additional Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2024.

Dividend Received Deduction

The percentage of distributions which qualify for the corporate dividends received is 100% and 8.98% for the Renaissance IPO ETF and Renaissance International IPO ETF, respectively.

Foreign Taxes Credit

Renaissance International IPO ETF designates $7,621 as foreign taxes paid and $78,021 as foreign source income earned for regular Federal income tax purposes.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended September 30, 2024 is considered qualified dividend income, and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Renaissance IPO ETF Fund and Renaissance International IPO ETF had qualified dividend income of $1,193,825 and $80,205, respectively, for the year ended September 30, 2024.

Long Term Capital Gains

Renaissance IPO ETF and Renaissance International IPO ETF had no long term capital gain dividends during the year ended September 30, 2024.

Changes in and Disagreements with Accountants (N-CSR Item 8)

During the year ended September 30, 2024, there were no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)

During the year ended September 30, 2024, there were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The Adviser does not pay any remuneration to any Trustees who serve as Interested Trustees.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)

During the most recent fiscal half-year ended September 30, 2024, the Board did not approve any investment advisory contracts.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 19

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

During the year ended September 30, 2024, there were no changes in or disagreements with Accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

During the year ended September 30, 2024, there were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The Registrant does not pay any remuneration to its officers or to any Trustees who serve as Interested Trustees. The Registrant pays each Independent Trustee an annual compensation of $10,000, paid quarterly. During the year ended September 30, 2024, the Registrant paid in aggregate $20,000 in compensation to the Independent Trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

During the most recent fiscal half-year ended September 30, 2024, the Registrant’s Board of Trustees did not approve any investment advisory contracts.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable

Item 19. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a)(3) Certification(s) required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the “1940 Act”) are attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act. Not applicable.

(a)(5) Change in Registrant’s independent public accountant. Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:	/s/ William K. Smith
William K. Smith,
President and Treasurer

Date:	December 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith,
President and Treasurer

Date:	December 2, 2024